Offsets	May 14, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	California Water Service Group
Form or Filing Type	S-3
File Number	333-264542
Initial Filing Date	Apr. 29, 2022
Fee Offset Claimed	$ 3,993.53
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.01 per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 43,080,150.65
Termination / Withdrawal Statement	The registrant has previously registered the offer and sale of up to $350,000,000 of securities pursuant to a prospectus supplement filed on April 29, 2022 (the "April 2022 Prospectus Supplement") to the registration statement on Form S-3 (File No. 333-264542), which was initially filed with the Securities and Exchange Commission and became effective on April 28, 2022. In connection with the April 2022 Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $32,445.00. Of the $350,000,000 of securities registered under the April 2022 Prospectus Supplement, $43,080,150.65 remains unsold (the "Unsold Securities"). Pursuant to Rule 457(p) under the Securities Act, the registration fee of $3,993.53 that has already been paid and remains unused with respect to the Unsold Securities is hereby offset against the registration fee of $53,585.00 due for this offering. The offering that includes the Unsold Securities under the April 2022 Prospectus Supplement is hereby terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	California Water Service Group
Form or Filing Type	S-3
File Number	333-264542
Filing Date	Apr. 29, 2022
Fee Paid with Fee Offset Source	$ 3,993.53
Offset Note	The registrant has previously registered the offer and sale of up to $350,000,000 of securities pursuant to a prospectus supplement filed on April 29, 2022 (the "April 2022 Prospectus Supplement") to the registration statement on Form S-3 (File No. 333-264542), which was initially filed with the Securities and Exchange Commission and became effective on April 28, 2022. In connection with the April 2022 Prospectus Supplement, the registrant made a contemporaneous fee payment in the amount of $32,445.00. Of the $350,000,000 of securities registered under the April 2022 Prospectus Supplement, $43,080,150.65 remains unsold (the "Unsold Securities"). Pursuant to Rule 457(p) under the Securities Act, the registration fee of $3,993.53 that has already been paid and remains unused with respect to the Unsold Securities is hereby offset against the registration fee of $53,585.00 due for this offering. The offering that includes the Unsold Securities under the April 2022 Prospectus Supplement is hereby terminated.